SUBSEQUENT EVENTS (Details) - USD ($)					3 Months Ended	12 Months Ended
	Apr. 06, 2021	Jan. 14, 2021	Jan. 13, 2021	Jan. 12, 2021	Mar. 31, 2021	Dec. 31, 2020	Apr. 12, 2022	Oct. 12, 2021	Oct. 12, 2020
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)					5,750,000
Purchase price, per unit				$ 10.00				$ 0.10	$ 10.00
Proceeds from Issuance of Private Placement					$ 2,000,000
Transaction Costs					5,131,593	$ 4,844,093
Underwriting fees					1,150,000	1,150,000
Deferred Offering Costs Noncurrent				$ 1,750,000	2,012,500	1,725,000
Cash held outside the Trust Account		$ 7,500,000			392,903	$ 24,764
Payments for investment of cash in Trust Account		57,500,000	$ 500,000		$ 57,500,000
Maximum shares subject to forfeiture						187,500
Subsequent Event
Subsequent Event [Line Items]
Purchase price, per unit				$ 10.00			$ 0.10	0.10
Transaction Costs				$ 375,000
Underwriting fees				150,000
Deferred Offering Costs Noncurrent				225,000
Cash held outside the Trust Account		7,500,000		7,500,000
Payments for investment of cash in Trust Account		$ 57,500,000	$ 500,000	$ 57,500,000
Initial Public Offering
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		5,750,000		5,000,000
Purchase price, per unit				$ 10.00	$ 10.00			$ 10.00
Proceeds from issuance initial public offering				$ 50,000,000
Initial Public Offering | Subsequent Event
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		5,750,000		5,000,000
Purchase price, per unit				$ 10.00
Proceeds from issuance initial public offering				$ 50,000,000
Private Placement
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		15,000		185,000
Purchase price, per unit		$ 10.00		$ 10.00
Proceeds from Issuance of Private Placement		$ 7,650,000		$ 1,850,000
Private Placement | Sponsor
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)				135,000
Private Placement | Subsequent Event
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		15,000		185,000
Purchase price, per unit		$ 10.00		$ 10.00
Proceeds from issuance initial public offering	$ 50,000,000
Proceeds from Issuance of Private Placement		$ 7,650,000		$ 1,850,000		$ 1,850,000
Private Placement | Subsequent Event | Sponsor
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)				135,000
Over-allotment option
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		750,000
Purchase price, per unit		$ 10.00
Proceeds from issuance initial public offering		$ 1,725,000
Proceeds from Issuance of Private Placement		$ 150,000
Maximum shares subject to forfeiture						187,500
Over-allotment option | Sponsor
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		15,000
Purchase price, per unit		$ 10.00
Over-allotment option | Subsequent Event
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		750,000		750,000
Purchase price, per unit		$ 10.00
Proceeds from Issuance of Private Placement		$ 150,000		$ 1,850,000
Over-allotment option | Subsequent Event | Sponsor
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)		15,000
Purchase price, per unit		$ 10.00
Maximum shares subject to forfeiture				187,500